Related Party Balances and Transactions (Details) - Schedule of material shareholder transaction - Dun Zhao [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of material shareholder transaction [Line Items]
Nature	Interest expenses of a loan
Material shareholder transaction total	¥ 20,000	$ 2,872	¥ 40,000